Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 2,459	$ 2,481
Short-term investments	88	34
Accounts receivable, net	11,888	9,687
Inventories	14,001	11,930
Deferred income taxes	1,220	985
Other current assets	722	866
Total current assets	30,378	25,983
Property and equipment, net	9,855	8,843
Goodwill	38,106	28,142
Intangible assets, net	13,878	9,774
Other assets	1,440	1,445
Total assets	93,657	74,187
Liabilities:
Accounts payable	7,490	6,547
Claims and discounts payable	7,653	5,404
Accrued expenses	6,829	5,816
Short-term debt	0	685
Current portion of long-term debt	1,197	575
Total current liabilities	23,169	19,027
Long-term debt	26,267	11,630
Deferred income taxes	5,437	4,036
Other long-term liabilities	1,542	1,531
Commitments and contingencies	0	0
Redeemable noncontrolling interest	39	0
Shareholders’ equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding	0
Common stock, par value $0.01: 3,200 shares authorized, 1,699 shares issued and 1,101 shares outstanding at December 31, 2015 and 1,691 shares issued and 1,140 shares outstanding at December 31, 2014	17	17
Treasury stock, at cost: 597 shares at December 31, 2015 and 550 shares at December 31, 2014	(28,886)	(24,078)
Shares held in trust: 1 share at December 31, 2015 and 2014	(31)	(31)
Capital surplus	30,948	30,418
Retained earnings	35,506	31,849
Accumulated other comprehensive income (loss)	(358)	(217)
Total CVS Health shareholders’ equity	37,196	37,958
Noncontrolling interest	7	5
Total shareholders’ equity	37,203	37,963
Total liabilities and shareholders’ equity	$ 93,657	$ 74,187